Liability In Respect of Employees' Severance Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Liability In Respect of Employees' Severance Benefits [Abstract]
Severance pay expense	$ 431	$ 369	$ 431